Investment Risks - Procure Space ETF®	Feb. 28, 2026
Aerospace And Defense Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Aerospace and Defense Companies Risk - Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Communication Services Risk Member
Prospectus [Line Items]
Risk [Text Block]
Communication Services Risk - Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk—The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Certain equity securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.

Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk—The Underlying Index contains equities listed in foreign markets. These securities markets are subject to various regulations, market trading times and contractual settlement dates. Market liquidity may also differ from the U.S. equity markets as many foreign market shares trade over the counter (“OTC”) and prices are not published to the official exchanges until after the trades are completed. In addition, where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. Consequently, this could lead to differences between the market price of the Fund’s shares and the value of the shares of its underlying portfolio holdings.

Index Construction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Construction Risk—A stock included in the Underlying Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund’s holdings may not exhibit returns consistent with that factor trait.

Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Risk—Although the Fund follows a defined index rebalance schedule, the Index Provider could determine to suspend or delay a rebalance to a market event, during which time the Fund’s index tracking risk may be heightened and could negatively impact investors.

Issuer-Specific Changes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Issuer-Specific Changes Risk—The value of an individual security or type of security can be more volatile than the total market and can perform differently from the value of the total market. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Large-Capitalization Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the total equity market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk—The Fund’s shares are subject to liquidity risk, which means that, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Please also note that this adverse effect on liquidity for the Fund’s shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. Further, the Underlying Index’s screening process requires that each component security have a three month average trading volume minimum of $1,000,000 on the date of the Underlying Index’s semi-annual reconstitution date, therefore the number of stocks available to the Underlying Index may be negatively affected during stressed market conditions.

Market Price Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Price Risk—Shares are listed for trading on The Nasdaq Stock Market (the “Exchange” or “NASDAQ”) and are bought and sold in the Secondary Market at market prices. The market prices of Shares may fluctuate continuously during trading hours, in some cases materially, in response to changes in the net asset value (“NAV”) and supply and demand for Shares, among other factors. Although it is expected that the market price of Shares typically will remain closely correlated to the NAV, the market price will generally differ from the NAV because of timing reasons, supply and demand imbalances and other factors. As a result, the trading prices of Shares may deviate significantly from NAV during certain periods, especially those of market volatility. The Investment Advisor cannot predict whether Shares will trade above (premium), below (discount) or at their NAV prices. Thus, an investor may pay more than NAV when buying Shares in the Secondary Market and receive less than NAV when selling Shares in the Secondary Market.
Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Natural Disaster/Epidemic Risk Member
Prospectus [Line Items]
Risk [Text Block]
Natural Disaster/Epidemic Risk— Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Any public health emergency, including any emerging or reemergent epidemics (including, without limitation, outbreaks of coronavirus, influenza virus and Ebola virus), or the threat thereof, could have a significant adverse impact on the Fund and the securities it holds, and could adversely affect the Fund’s ability to fulfill its investment objectives. Beginning in late 2019, a novel and highly contagious form of coronavirus known as SARS-CoV-2 emerged, causing a disease referred to as COVID-19 or “coronavirus.” In March 2020, the World Health Organization declared the COVID-19 epidemic a “global pandemic,” meaning the disease was prevalent and spreading in multiple geographies. Subsequently, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers have experienced particularly large losses as a result of these disruptions, and such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. In response, the U.S. government and the Federal Reserve have taken extraordinary actions to support the domestic economy and financial markets. Many countries, including the U.S., are subject to few restrictions related to the spread of COVID-19. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
In addition, the operations of the Fund, the Advisor, the Sub-Advisor, and the Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

Non-Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Non-Correlation Risk—The Fund’s return may not match the return of the Underlying Index. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Passive Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Management Risk—Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted on its obligations under the security, or whose credit rating was downgraded, unless that security is removed from the Underlying Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Underlying Index.
Unlike with an actively managed fund, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Satellite Companies Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Satellite Companies Concentration Risk—The Fund is considered to be concentrated in securities of companies that operate or utilize satellites which are subject to manufacturing delays, launch delays or failures, and operational and environmental risks (such as signal interference or space debris) that could limit their ability to utilize the satellites needed to deliver services to customers. Some companies that operate or utilize satellites do not carry commercial launch or in-orbit insurance for the full value of their satellites and could face significant impairment charges if the satellites experience full or partial failures. Rapid and significant technological changes in the satellite communications industry or in competing terrestrial industries may impair a company’s competitive position and require significant additional capital expenditures. There are also regulatory risks associated with the allocation of orbital positions and spectrum under the International Telecommunication Union (“ITU”) and the regulatory bodies in each of the countries in which companies provide service. In addition, the ground facilities used for controlling satellites or relaying data between Earth and the satellites may be subject to operational and environmental risks (such as natural disasters) or licensing and regulatory risks. If a company does not obtain or maintain regulatory authorizations for its satellites and associated ground facilities, it may not be able to operate its existing satellites or expand its operations.

Small And Mid-Capitalization Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Securities Risk—The Fund may be subject to the risk that small- and mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices and significantly lower trading volumes than securities issued by large, more established companies. Accordingly, it may be difficult for the Fund to sell small- and mid-capitalization securities at a desired time or price. Small- and mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources. Small- and mid-capitalization companies have more speculative prospects for future growth, sustained earnings and market share than large companies, and may be more vulnerable to adverse economic, market or industry developments than large capitalization companies.

Space Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Space Industry Risk—The exploration of space by private industry and the utilization of space assets is a business focused on the future and is witnessing new entrants into the market. The exploitation and utilization of space is a global industry with a growing number of corporate participants looking to meet the future needs of a growing global population. Therefore, investments in the Fund will be riskier than traditional investments in established industry sectors, while the growth of these companies may be slower and subject to setbacks as new technology advancements are made to expand into space.

Unidentified Aerial Phenomena (“UAP”) Risk Member
Prospectus [Line Items]
Risk [Text Block]
Unidentified Aerial Phenomena (“UAP”) Risk—A UAP, formerly known as an “unidentified flying object” or “UFO,” is a flying object that looks or moves unlike any known aircraft used by the US or any foreign country. Recently, the US military has acknowledged the existence of UAPs and confirmed the authenticity of certain videos and images purporting to show UAPs. Given that currently there is no identification of these observed phenomena, it is possible that UAPs could create unintentional or deliberate operational, data security, “cyber” and other interference with the operation of satellites and other objects in space. Such activities could result in a significant adverse impact on the Fund’s securities, thereby causing the Fund’s investment in such portfolio securities to lose value and adversely affecting the Fund’s ability to fulfill its investment objectives.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk—The Fund is classified as “non-diversified.” This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.